Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000005784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 11,700	$ 12,978	$ 13,869	$ 12,760	$ 18,360	$ 18,414	$ 18,910	$ 21,343	$ 22,540	$ 28,600
C000166015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,776	13,158	14,156	13,113	19,003	19,198	19,847	22,558	23,975	30,613
C000005782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,644	12,864	13,699	12,552	17,987	17,973	18,382	20,653	21,878	27,847
C000005780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,118	12,371	13,260	12,241	17,671	17,789	18,326	20,756	21,987	27,985
C000038256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		11,740	13,059	13,996	12,916	18,630	18,740	19,300	21,842	23,123	29,411
C000005783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,762	13,118	14,101	13,047	18,882	19,055	19,676	22,333	23,719	30,258
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,655	$ 12,530	$ 13,665	$ 12,160	$ 17,745	$ 17,979	$ 18,197	$ 20,639	$ 22,404	$ 28,958